Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Aug. 29, 2013	May 30, 2013	Feb. 28, 2013	Nov. 29, 2012	Aug. 30, 2012	May 31, 2012	Mar. 01, 2012	Dec. 01, 2011	Aug. 29, 2013	Aug. 30, 2012	Sep. 01, 2011
Segment Reporting Information [Line Items]
Net sales	$ 2,843	$ 2,318	$ 2,078	$ 1,834	$ 1,963	$ 2,172	$ 2,009	$ 2,090	$ 9,073	$ 8,234	$ 8,788
Operating income (loss)	207	149	(23)	(97)	(149)	(188)	(204)	(71)	236	(612)	761
Depreciation, Depletion and Amortization [Abstract]
Depreciation and amortization expense included in operating income (loss)									1,813	2,144	2,101
Other amortization									113	78	61
Total depreciation and amortization expense									1,926	2,222	2,162
CNBU [Member]
Segment Reporting Information [Line Items]
Net sales									3,462	2,667	3,084
Operating income (loss)									160	(458)	262
Depreciation, Depletion and Amortization [Abstract]
Depreciation and amortization expense included in operating income (loss)									687	755	717
SBU [Member]
Segment Reporting Information [Line Items]
Net sales									2,824	2,842	2,185
Operating income (loss)									173	199	265
Depreciation, Depletion and Amortization [Abstract]
Depreciation and amortization expense included in operating income (loss)									551	649	512
EBU [Member]
Segment Reporting Information [Line Items]
Net sales									1,275	1,097	1,147
Operating income (loss)									227	129	276
Depreciation, Depletion and Amortization [Abstract]
Depreciation and amortization expense included in operating income (loss)									215	228	234
MBU [Member]
Segment Reporting Information [Line Items]
Net sales									1,214	1,176	1,944
Operating income (loss)									(265)	(371)	18
Depreciation, Depletion and Amortization [Abstract]
Depreciation and amortization expense included in operating income (loss)									293	372	507
All Other [Member]
Segment Reporting Information [Line Items]
Net sales									298	452	428
Operating income (loss)									(59)	(111)	(60)
Depreciation, Depletion and Amortization [Abstract]
Depreciation and amortization expense included in operating income (loss)									$ 67	$ 140	$ 131